Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	4.73864%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,941,545.72

Principal:
Principal Collections	$34,298,328.96
Prepayments in Full	$14,122,615.52
Liquidation Proceeds	$666,487.28
Recoveries	$11,234.08
Sub Total	$49,098,665.84
Collections	$55,040,211.56

Purchase Amounts:
Purchase Amounts Related to Principal	$189,234.45
Purchase Amounts Related to Interest	$844.74
Sub Total	$190,079.19

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$55,230,290.75

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	9
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$55,230,290.75
Servicing Fee	$1,292,209.84	$1,292,209.84	$0.00	$0.00	$53,938,080.91
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$53,938,080.91
Interest - Class A-2a Notes	$1,264,903.73	$1,264,903.73	$0.00	$0.00	$52,673,177.18
Interest - Class A-2b Notes	$1,019,532.36	$1,019,532.36	$0.00	$0.00	$51,653,644.82
Interest - Class A-3 Notes	$2,776,525.00	$2,776,525.00	$0.00	$0.00	$48,877,119.82
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$48,491,273.15
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,491,273.15
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$48,250,431.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,250,431.65
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$48,250,431.65
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$48,250,431.65
Regular Principal Payment	$55,591,048.12	$48,250,431.65	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$55,230,290.75

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$48,250,431.65
Total					$48,250,431.65

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$23,879,661.86	$73.85	$1,264,903.73	$3.91	$25,144,565.59	$77.76
Class A-2b Notes	$24,370,769.79	$73.85	$1,019,532.36	$3.09	$25,390,302.15	$76.94
Class A-3 Notes	$0.00	$0.00	$2,776,525.00	$4.25	$2,776,525.00	$4.25
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$48,250,431.65	$26.19	$5,687,649.26	$3.09	$53,938,080.91	$29.28

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$281,089,718.28	0.8693048	$257,210,056.42	0.7954540
Class A-2b Notes	$286,870,595.43	0.8693048	$262,499,825.64	0.7954540
Class A-3 Notes	$653,300,000.00	1.0000000	$653,300,000.00	1.0000000
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$1,406,700,313.71	0.7636436	$1,358,449,882.06	0.7374503

Pool Information
Weighted Average APR	4.688%	4.697%
Weighted Average Remaining Term	50.78	50.02
Number of Receivables Outstanding	45,871	45,050
Pool Balance	$1,550,651,809.78	$1,500,736,259.97
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,433,329,933.78	$1,387,951,241.86
Pool Factor	0.7755281	0.7505638

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$112,785,018.11
Targeted Overcollateralization Amount	$149,626,994.38
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$142,286,377.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		100	$638,883.60
(Recoveries)		15	$11,234.08
Net Loss for Current Collection Period			$627,649.52
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4857%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3141%
Second Prior Collection Period			0.3177%
Prior Collection Period			0.7007%
Current Collection Period			0.4937%
Four Month Average (Current and Prior Three Collection Periods)			0.4565%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		759	$3,480,123.75
(Cumulative Recoveries)			$73,986.13
Cumulative Net Loss for All Collection Periods			$3,406,137.62
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1704%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,585.14
Average Net Loss for Receivables that have experienced a Realized Loss			$4,487.66

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.61%	212	$9,175,355.79
61-90 Days Delinquent	0.13%	42	$1,925,697.72
91-120 Days Delinquent	0.04%	12	$618,282.73
Over 120 Days Delinquent	0.01%	6	$208,435.68
Total Delinquent Receivables	0.79%	272	$11,927,771.92

Repossession Inventory:
Repossessed in the Current Collection Period		22	$1,146,229.17
Total Repossessed Inventory		40	$2,067,506.10

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1324%
Prior Collection Period			0.1264%
Current Collection Period			0.1332%
Three Month Average			0.1307%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1834%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	9

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	107	$4,862,902.94
2 Months Extended	143	$6,372,795.62
3+ Months Extended	26	$1,286,210.03

Total Receivables Extended	276	$12,521,908.59
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer